NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Accounting Policies [Abstract]
Nature of Business

Nature of Business

Unique Logistics International, Inc. (the “Company” or “Unique”) is a global logistics and freight forwarding company. The Company currently operates via its wholly owned subsidiaries, Unique Logistics International (NYC), LLC, a Delaware limited liability company (“UL NYC”), and Unique Logistics International (BOS) Inc, a Massachusetts corporation (“UL BOS”), (collectively the “UL US Entities”). The Company provides a range of international logistics services that enable its customers to outsource sections of their supply chain process. This range of services can be categorized as follows:

●	Air Freight services
●	Ocean Freight services
●	Customs Brokerage and Compliance services
●	Warehousing and Distribution services
●	Order Management

Nature of Business

Unique Logistics International, Inc. (the “Company” or “Unique”) (formerly Innocap, Inc.) is a global logistics and freight forwarding company. The Company currently operates via its wholly owned subsidiaries, Unique Logistics International (NYC), LLC, a Delaware limited liability company (“UL NYCC”), Unique Logistics International (ATL) LLC, a Georgia limited liability company (“UL ATL”), and Unique Logistics International (BOS) Inc., a Massachusetts corporation (“UL BOS”) and (collectively the “UL US Entities”). The Company provides a range of international logistics services that enable its customers to outsource sections of their supply chain process. This range of services can be categorized as follows:

●	Air Freight services
●	Ocean Freight services
●	Customs Brokerage and Compliance services
●	Warehousing and Distribution services
●	Order Management

On May 29, 2020, Unique Logistics Holdings, Inc., a privately held Delaware corporation incorporated on October 28, 2019 (date of inception) headquartered in New York (“ULHI”), entered into a Securities Purchase Agreement with Unique Logistics Holdings Ltd, (“UL HK”), a Hong Kong company, (the “UL HK Transaction”). From inception, October 28, 2019 to May 29, 2020, ULHI was inactive. See “Acquisitions” in Note 2 below. The activity on the consolidated statements of operations is that of ULH for the period May 29, 2020 through May 31, 2020.

On October 8, 2020, Unique Logistics Holdings, Inc., Innocap, Inc., and Inno Acquisition Corp., a Delaware corporation and wholly owned subsidiary of Innocap Inc. (“Merger Sub”), entered into an Acquisition Agreement and Plan of Merger pursuant to which the Merger Sub was merged with and into ULHI, with ULHI surviving as a wholly owned subsidiary of Innocap, Inc. (the “Merger”). The transaction took place on October 8,2020 (the “Closing”). Innocap, Inc. was incorporated under the laws of the State of Nevada on January 23, 2004. (See “Acquisitions” in Note 2)

Effective January 11, 2021, the Company amended and restated its articles of incorporation with the office of the Secretary of State of Nevada to, among other things, change the Company’s name to Unique Logistics International, Inc. and increase the number of shares of common stock that the Company is authorized to issue from 500,000,000 shares to 800,000,000 shares.

On January 14, 2021, the Company received notice from the Financial Industry Regulation Authority (“FINRA”) that the above name change had been approved and took effect at the opening of trading on January 14, 2021. In connection with the name change, the Company changed its ticker symbol from “INNO” to “UNQL”.

Liquidity

Liquidity

The accompanying condensed consolidated financial statements have been prepared on a going concern basis. Substantial doubt about an entity’s ability to continue as a going concern exists when conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued.

From the inception the Company experienced adverse cash flows from operations, primarily due to significant business growth since inception, entering new markets and products and repayment of an acquisition related debt. As of November 30, 2021, the Company had working capital of approximately $2.8 million compared with $3.5 million negative working capital as of May 31, 2021. Liquidity fluctuations may raise the risk of there being substantial doubt about the Company’s ability to continue as a going concern.

In response to such factors, the Company’s took steps to alleviate the risk of substantial doubt by

●	Repayment of significant portion of its acquisition related debt.
●	Entering a Second Amendment to the TBK Agreement to increase the credit facility from $40.0 million to $47.5 million for the period through January 31, 2022.
●	Entering into a Purchase Money Financing Agreement on September 8, 2021, with Corefund Capital, LLC to enable the Company to finance additional cargo charter flights for the peak shipping season.
●	Entering into an Exchange Agreement on August 4, 2021 and into the Amendment to the Exchange Agreement on December 10, 2021 to exchange all of its Convertible debt into shares of common stock.

The Company also is preparing to raise additional funds through an uplisting on a major securities exchange in early 2022. The funds would be used for acquisitions and partially for operating capital.

Liquidity

The accompanying consolidated financial statements have been prepared on a going concern basis. Substantial doubt about an entity’s ability to continue as a going concern exists when conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued.

As a consequence of acquisition financing at inception, the Company experienced negative working capital and adverse cash flows from operations. As of May 31, 2021, the Company had cash of approximately $253,000, negative working capital of approximately $3.5 million and cash used in operations of approximately $162,000. This was a significant improvement from May 31, 2020, when its negative working capital was approximately $10.7 million.

In response to its liquidity needs and to continue execution of our strategic plan. During the year ended May 31, 2021, the Company paid down most of its acquisition related debt (see Note 8), received forgiveness for PPP loans (Note 7) and signed an Exchange Agreement to exchange its Convertible debt into common stocks (Note 13). In addition, as disclosed in Note 13, Subsequent Events, on August 4, 2021 the parties to the TBK Agreement entered into an agreement to increase the Company’s credit facility from $30 million to $40 million during the period August 4, 2021, through and including December 2, 2021, with all other terms of the original TBK Agreement remaining unchanged.

While we continue to execute our strategic plan, we will be tightly managing our cash and monitoring our liquidity position. We have implemented a number of initiatives to conserve our liquidity position including activities such as raising additional capital, increasing credit facilities, reducing cost of debt, controlling general and administrative expenditures, reducing discretionary spending and improving cash collection processes. Many of the aspects of the plan involve management’s judgments and estimates that include factors that could be beyond our control and actual results could differ from our estimates. These and other factors could cause the strategic plan to be unsuccessful which could have a material adverse effect on our operating results, financial condition and liquidity. Based on our evaluation and business performance of the Company subsequent to the balance sheet date, management has concluded that the Company’s cash and operating capital as of May 31, 2021, would be sufficient to continue as a going concern for at least one year from the date these consolidated financial statements are issued.

Covid-19

Covid-19

In January 2020, the World Health Organization has declared the outbreak of a novel coronavirus (COVID-19) as a “Public Health Emergency of International Concern,” which continues to have an impact throughout the world and has adversely impacted global commercial activity and contributed to significant declines and volatility in financial markets. The coronavirus outbreak and government responses are creating disruption in global supply chains and adversely impacting many industries.

The outbreak could have a continued material adverse impact on economic and market conditions and trigger a period of global economic slowdown. The extent of the impact of COVID-19 on our operational and financial performance will depend on the effect on our shippers and carriers, all of which are uncertain and cannot be predicted. The rapid development and fluidity of this situation precludes any prediction as to the ultimate material adverse impact of the coronavirus outbreak. Nevertheless, the outbreak presents uncertainty and risk with respect to the Company, its performance, and its financial results. The Company has experienced increased air and ocean freight rates due to overall cargo restraints imposed by shippers and carriers and is in a position to pass these cost increases directly to the customers without significantly affecting its margins.

Due to impacts from the COVID-19 pandemic and the uncertain pace of recovery, seasonal variations in the availability of air and ocean carriers, the volatility of fuel prices and other supply and demand related factors, operating results for the three and six months ended November 30, 2021 are not necessarily indicative of operating results for the entire year.

While we continue to execute our strategic plan, the Company is also in a process of evaluating several other liquidity-oriented options such as raising additional capital, increasing credit limits of the revolving credit facilities, reducing cost of debt, controlling expenditures, and improving its cash collection processes. While many of the aspects of the Company’s plan involve management’s judgments and estimates that include factors that could be beyond our control and actual results could differ from our estimates. These and other factors could cause the strategic plan to be unsuccessful which could have a material adverse effect on our operating results, financial condition, and liquidity.

As of November 30, 2021, we expect to alleviate our going concern needs for at least the next twelve months from the time these financial statements are made available with existing cash and cash equivalents and cash flows from operations. The Company expects to meet its long-term liquidity needs with cash flows from operations and financing arrangements.

COVID-19

In January 2020, the World Health Organization has declared the outbreak of a novel coronavirus (COVID-19) as a “Public Health Emergency of International Concern,” which continues to have an impact throughout the world and has adversely impacted global commercial activity and contributed to significant declines and volatility in financial markets. The coronavirus outbreak and government responses are creating disruption in global supply chains and adversely impacting many industries.

The outbreak could have a continued material adverse impact on economic and market conditions and trigger a period of global economic slowdown. The extent of the impact of COVID-19 on our operational and financial performance will depend on the effect on our shippers and carriers, all of which are uncertain and cannot be predicted. The rapid development and fluidity of this situation precludes any prediction as to the ultimate material adverse impact of the coronavirus outbreak. Nevertheless, the outbreak presents uncertainty and risk with respect to the Company, its performance, and its financial results. The Company has experienced increased air and ocean freight rates due to overall cargo restraints imposed by shippers and carriers and is in a position to pass these cost increases directly to the customers without significantly effecting its margins.

Basis of Presentation

Basis of Presentation

The condensed consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

The unaudited interim financial information furnished herein reflects all adjustments, consisting solely of normal recurring items, which in the opinion of management are necessary to fairly state the financial position of the Company and the results of its operations for the periods presented. This report should be read in conjunction with the Company’s consolidated financial statements and notes thereto included in the Company’s Form 10-K for the year ended May 31, 2021. The Company assumes that the users of the interim financial information herein have read or have access to the audited financial statements for the preceding fiscal year and that the adequacy of additional disclosure needed for a fair presentation may be determined in that context. The condensed consolidated balance sheet at May 31, 2021 was derived from audited financial statements but does not include all disclosures required by accounting principles generally accepted in the United States of America.

Basis of Presentation

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in accordance with the accounting principles generally accepted in the United States of America (“GAAP”).

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements of the Company include the accounts of the Company and its wholly owned subsidiaries stated in U.S. dollars, the Company’s functional currency. All intercompany transactions and balances have been eliminated in the consolidated financial statements.

Business Combination

Business Combination

The Company accounts for business acquisitions using the acquisition method as required by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. The assets acquired and liabilities assumed in business combinations, including identifiable intangible assets, are recorded based upon their estimated fair values as of the acquisition date. The excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired is recorded as goodwill. Acquisition expenses are expensed as incurred. While the Company uses its best estimates and assumptions to accurately value assets acquired and liabilities assumed as of the acquisition date, the estimates are inherently uncertain and subject to refinement.

The fair values of intangible assets are generally estimated using a discounted cash flow approach with Level 3 inputs. The estimate of fair value of an intangible asset is equal to the present value of the incremental after-tax cash flows (excess earnings) attributable solely to the intangible asset over its remaining useful life. To estimate fair value, the Company generally uses risk-adjusted cash flows discounted at rates considered appropriate given the inherent risks associated with each type of asset. The Company believes the level and timing of cash flows appropriately reflects market participant assumptions.

For acquisitions that involve contingent consideration, the Company records a liability equal to the fair value of the contingent consideration obligation as of the acquisition date. The Company determines the acquisition date fair value of the contingent consideration based on the likelihood of paying the additional consideration. The fair value is generally estimated using projected future operating results and the corresponding future earn-out payments that can be earned upon the achievement of specified operating objectives and financial results by acquired companies using Level 3 inputs and the amounts are then discounted to present value. These liabilities are measured quarterly at fair value, and any change in the fair value of the contingent consideration liability is recognized in the consolidated statements of operations.

During the measurement period, which may be up to one year from the acquisition date, the Company records adjustments to the assets acquired and liabilities assumed with the corresponding adjustment to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recognized in the consolidated statements of operations.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenue and expenses during the reported period. Actual results could differ from those estimates.

Significant estimates inherent in the preparation of the condensed consolidated financial statements include determinations of the useful lives and expected future cash flows of long-lived assets, including intangibles, valuation of assets and liabilities acquired in business combinations, estimates of valuation assumptions for long-lived assets impairment, estimates and assumptions in valuation of debt and equity instruments and the calculation of share-based compensation. In addition, the Company makes significant judgments to recognize revenue – see policy note “Revenue Recognition” below.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reported period. Actual results could differ from those estimates.

Significant estimates inherent in the preparation of the consolidated financial statements include determinations of the useful lives and expected future cash flows of long-lived assets, including intangibles, valuation of assets and liabilities acquired in business combinations, estimates of valuation assumptions for long-lived assets impairment, estimates and assumptions in valuation of debt and equity instruments and the calculation of share-based compensation. In addition, the Company makes significant judgments to recognize revenue – see policy note “Revenue Recognition” below.

Fair Value Measurement

Fair Value Measurement

The Company follows the authoritative guidance that establishes a formal framework for measuring fair values of assets and liabilities in the condensed consolidated financial statements that are already required by generally accepted accounting principles to be measured at fair value. The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The transaction is based on a hypothetical transaction in the principal or most advantageous market considered from the perspective of the market participant that holds the asset or owes the liability.

The Company utilizes market data or assumptions that market participants who are independent, knowledgeable and willing and able to transact would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable. The Company attempts to utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company is able to classify fair value balances based on the observability of those inputs. The guidance establishes a formal fair value hierarchy based on the inputs used to measure fair value. The hierarchy gives the highest priority to Level 1 measurements and the lowest priority to level 3 measurements, and accordingly, Level 1 measurement should be used whenever possible.

The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities or published net asset value for alternative investments with characteristics similar to a mutual fund.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Unobservable inputs for the asset or liability.

The methods used may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while management believes its valuation methods are appropriate, the fair value of certain financial instruments could result in a difference fair value measurement at the reporting date. There were no changes in the Company’s valuation methodologies from the prior year.

For purpose of this disclosure, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced sale or liquidation. The carrying amounts for financial assets and liabilities such as cash and cash equivalents, accounts receivable - trade, contract assets, factoring reserve, other prepaid expenses and current assets, accounts payable – trade and other current liabilities, including contract liabilities, convertible notes, net and current portion of promissory loans approximate fair value due to their short-term nature as of November 30, 2021 and May 31, 2021. The carrying amount of the debt approximates fair value because the interest rates on these instruments approximate the interest rate on debt with similar terms available to the Company. Lease liabilities approximate fair value based on the incremental borrowing rate used to discount future cash flows. The Company had no Level 3 assets or liabilities as of November 30, 2021, and May 31, 2021. There were no transfers between levels during the reporting period.

Fair Value Measurement

The Company follows the authoritative guidance that establishes a formal framework for measuring fair values of assets and liabilities in the consolidated financial statements that are already required by generally accepted accounting principles to be measured at fair value. The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The transaction is based on a hypothetical transaction in the principal or most advantageous market considered from the perspective of the market participant that holds the asset or owes the liability.

The Company utilizes market data or assumptions that market participants who are independent, knowledgeable and willing and able to transact would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborate or generally unobservable. The Company attempts to utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company is able to classify fair value balances based on the observability of those inputs. The guidance establishes a formal fair value hierarchy based on the inputs used to measure fair value. The hierarchy gives the highest priority to level 1 measurements and the lowest priority to level 3 measurements, and accordingly, level 1 measurement should be used whenever possible.

The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities or published net asset value for alternative investments with characteristics similar to a mutual fund.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Unobservable inputs for the asset or liability.

The methods used may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while management believes its valuation methods are appropriate, the fair value of certain financial instruments could result in a difference fair value measurement at the reporting date. There were no changes in the Company’s valuation methodologies from the prior year.

For purpose of this disclosure, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced sale or liquidation. The carrying amounts for financial assets and liabilities such as cash and cash equivalents, accounts receivable - trade, contract assets, factoring reserve, other prepaid expenses and current assets, accounts payable – trade and other current liabilities, including contract liabilities, current portion of long-term debt due to related party payables, convertible notes, net and current portion of promissory loans approximate fair value due to their short-term nature as of May 31, 2021 and 2020. The carrying amount of the debt approximates fair value because the interest rates on these instruments approximate the interest rate on debt with similar terms available to the Company. Lease liabilities approximate fair value based on the incremental borrowing rate used to discount future cash flows. The Company had no Level 3 assets or liabilities as of May 31, 2021 and 2020. There were no transfers between levels during the reporting period.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The Company maintains its cash in bank deposit accounts, which at times may exceed federally insured limits. No loss has been experienced, and management believes it is not exposed to any significant risk on credit.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The Company maintains its cash in bank deposit accounts, which at times may exceed federally insured limits. No loss had been experienced, and management believes it is not exposed to any significant risk on credit.

Accounts Receivable – Trade

Accounts Receivable – Trade

Accounts receivable - trade from revenue transactions are based on invoiced prices which the Company expects to collect. In the normal course of business, the Company extends credit to customers that satisfy pre-defined credit criteria. The Company generally does not require collateral to support customer receivables. Accounts receivable - trade, as shown on the condensed consolidated balance sheets, is net of allowances when applicable. An allowance for doubtful accounts is determined through analysis of the aging of accounts receivable at the date of the condensed consolidated financial statements, assessments of collectability based on an evaluation of historic and anticipated trends, the financial condition of the Company’s customers, and an evaluation of the impact of economic conditions. The maximum accounting loss from the credit risk associated with accounts receivable is the amount of the receivable recorded, net of allowance for doubtful accounts. As of November 30, 2021 and May 31, 2021, the Company recorded an allowance for doubtful accounts of approximately $1,010,000 and $240,000, respectively.

Concentrations

Three major customers represented approximately 62% of accounts receivable as of November 30, 2021. Revenue by the significant customers were represented as follows:

Customer	For the Three Months Ended November 30, 2021	For the Three Months Ended November 30, 2020
A	54%	37%
B	10%	16%
C	8%	-
Total:	72%	53%

Customer	For the Six Months Ended November 30, 2021	For the Six Months Ended November 30, 2020
A	40%	33%
B	9%	16%
C	7%	-
Total:	56%	49%

Off Balance Sheet Arrangements

On August 30, 2021, the Company terminated its agreement with an unrelated third party (the “Factor”) for factoring of specific accounts receivable. The factoring under this agreement was treated as a sale in accordance with FASB ASC 860, Transfers and Servicing, and is accounted for as an off-balance sheet arrangement. Proceeds from the transfers reflected the face value of the account less a fee, which is presented in costs and operating expenses on the Company’s condensed consolidated statements of operations in the period the sale occurs. Net funds received are recorded as an increase to cash and a reduction to accounts receivable outstanding in the condensed consolidated balance sheets. The Company reported the cash flows attributable to the sale of receivables to third parties and the cash receipts from collections made on behalf of and paid to third parties, on a net basis as trade accounts receivables in cash flows from operating activities in the Company’s condensed consolidated statements of cash flows. The net principal balance of trade accounts receivable outstanding in the books of the factor under the factoring agreement was $31,747,702 as of May 31, 2021. On June 2, 2021 and on August 30, 2021, the Company repurchased all of its factored trade accounts receivables from the Factor, in the amounts of $31,596,215 and $1,415,445, respectively, utilizing its TBK revolving credit facility (See Note 5).

During the factoring agreement in place, the Company acted as the agent on behalf of the Factor for the arrangements and had no significant retained interests or servicing liabilities related to the accounts receivable sold. The agreement provided the Factor with security interests in purchased accounts until the accounts have been repurchased by the Company or paid by the customer. In order to mitigate credit risk related to the Company’s factoring of accounts receivable, the Company may purchase credit insurance, from time to time, for certain factored accounts receivable, resulting in risk of loss being limited to the factored accounts receivable not covered by credit insurance, which the Company does not believe to be significant.

During the three months ended November 30, 2020, the Company factored accounts receivable invoices totaling approximately $73.8 million, pursuant to the Company’s factoring agreement, representing the face value of the invoices. During the six months ended November 30, 2021 and 2020, the Company factored accounts receivable invoices totaling approximately $4.3 million and $111.7 million, respectively, pursuant to the Company’s factoring agreement, representing the face value of the invoices. The Company recognizes factoring costs upon disbursement of funds. The Company incurred expenses totaling approximately $1,410,000, pursuant to the agreements for the three months ended November 30, 2020. The Company recognizes factoring costs upon disbursement of funds. The Company incurred expenses totaling approximately $27,000 and $1,884,000, pursuant to the agreements for the six months ended November 30, 2021 and 2020. Factoring expenses are presented in costs and operating expenses on the condensed consolidated statement of operations.

Accounts Receivable – Trade

Accounts receivable - trade from revenue transactions are based on invoiced prices which the Company expects to collect. In the normal course of business, the Company extends credit to customers that satisfy pre-defined credit criteria. The Company generally does not require collateral to support customer receivables. Accounts receivable - trade, as shown on the consolidated balance sheets, is net of allowances when applicable. An allowance for doubtful accounts is determined through analysis of the aging of accounts receivable at the date of the consolidated financial statements, assessments of collectability based on an evaluation of historic and anticipated trends, the financial condition of the Company’s customers, and an evaluation of the impact of economic conditions. The maximum accounting loss from the credit risk associated with accounts receivable is the amount of the receivable recorded, net of allowance for doubtful accounts. As of May 31, 2021 and 2020, the Company recorded an allowance for doubtful accounts of approximately $240,000 and $0, respectively.

Concentrations

Two customers represented approximately 25% of accounts receivable as of May 31, 2021. No customer represented greater than 10% of accounts receivable as of May 31, 2020. Two customers accounted for 24.6% and 18.9% of revenue, respectively, for the year ended May 31, 2021. Same two customers accounted for 21% and 10% of revenue, respectively, for the period October 28, 2019 (inception) through May 31, 2020.

Off Balance Sheet Arrangements

The Company has an agreement with an unrelated third party (the “Factor”) for factoring of specific accounts receivable. The factoring is treated as a sale in accordance with FASB ASC 860, Transfers and Servicing, and is accounted for as an off-balance sheet arrangement. Proceeds from the transfers reflect the face value of the account less a fee, which is presented in costs and operating expenses on the Company’s consolidated statements of operations in the period the sale occurs. Net funds received are recorded as an increase to cash and a reduction to accounts receivable outstanding in the consolidated balance sheets. The Company reports the cash flows attributable to the sale of receivables to third parties and the cash receipts from collections made on behalf of and paid to third parties, on a net basis as trade accounts receivables in cash flows from operating activities in the Company’s consolidated statements of cash flows. The net principal balance of trade accounts receivable outstanding in the books of the Factor under the factoring agreement was approximately $31,750,000 and $3,900,000 as of May 31, 2021 and 2020, respectively. (See Note 11).

The Company acts as the agent on behalf of the Factor for the arrangements and has no significant retained interests or servicing liabilities related to the accounts receivable sold. The agreement provides the Factor with security interests in purchased accounts until the accounts have been repurchased by the Company or paid by the customer. In order to mitigate credit risk related to the Company’s factoring of accounts receivable, the Company may purchase credit insurance, from time to time, for certain factored accounts receivable, resulting in risk of loss being limited to the factored accounts receivable not covered by credit insurance, which the Company does not believe to be significant.

During the years ended May 31, 2021 and 2020 the Company factored accounts receivable invoices totaling approximately $233,896,000 and $4,785,000, respectively, pursuant to the Company’s factoring agreement, representing the face value of the invoices. The Company recognizes factoring costs upon disbursement of funds. The Company incurred expenses totaling approximately $4,472,000 pursuant to the agreements for the year ended May 31, 2021 and none for the year ended May 31, 2020, which is presented in costs and operating expenses on the consolidated statement of operations.

Factoring Reserve

When an invoice is sold to Factor, the amount received from the Factor is credited to accounts receivable – trade and a reserve is retained, less a fee, by Factor which is debited to “factoring reserve” on the consolidated balance sheets.

Factor Recovery

In certain instances, the Company receives payment for a factored reserve directly from the customer. In these cases, until the funds are paid to the factor, the Company records the payment as “factor recovery” which is in accrued expenses and other current liabilities on the consolidated balance sheets.

Recourse Liability

Company policy is to do a collectability review of uncollected factored receivables in conjunction with the Factor at each reporting date and assess the need to provide for risk of potential non-collection and resulting recourse.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Depreciation is provided for by the straight-line method over the estimated useful lives of the related assets.

Estimated useful lives of property and equipment are as follows:

Software	3 years
Computer equipment	3 – 5 years
Furniture and fixtures	5 – 7 years
Leasehold improvements	Shorter of estimated useful life or remaining term of the lease

Both the useful life of an asset and its residual value, if any, are reviewed annually.

Expenditures for repairs and maintenance are charged to expense as incurred. For assets sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any related gain or loss is reflected in income for the period. The Company did not record any impairment for the year ended May 21, 2021 and for the period from October 28, 2019 (inception), through May 31, 2020.

Goodwill and Other Intangibles

Goodwill and Other Intangibles

The Company accounts for business acquisitions in accordance with GAAP. Goodwill in such acquisitions is determined as the excess of fair value over amounts attributable to specific tangible and intangible assets. GAAP specifies criteria to be used in determining whether intangible assets acquired in a business combination must be recognized and reported separately from goodwill. Amounts assigned to goodwill and other identifiable intangible assets are based on independent appraisals or internal estimates.

In accordance with GAAP, the Company does not amortize goodwill or indefinite-lived intangible assets. Management evaluates the remaining useful life of an intangible asset that is not being amortized each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, it is amortized prospectively over its estimated remaining useful life. Amortizable intangible assets, including tradenames and non-compete agreements, are amortized on a straight-line basis over 3 to 10 years. Customer relationships are amortized on a straight-line basis over 12 to 15 years.

The Company tests goodwill for impairment annually as of May 31 or if an event occurs or circumstances change that indicate that the fair value of the entity, or the reporting unit, may be below its carrying amount (a “triggering event”). Whenever events or circumstances change, entities have the option to first make a qualitative evaluation about the likelihood of goodwill impairment. If impairment is deemed more likely than not, management would perform the two-step goodwill impairment test. Otherwise, the two-step impairment test is not required. In assessing the qualitative factors, the Company assessed relevant events and circumstances that may impact the fair value and the carrying amount of the reporting unit. The identification of the relevant events and circumstances and how these may impact a reporting unit’s fair value or carrying amount involve significant judgements and assumptions. The judgement and assumptions include the identification of macroeconomic conditions, industry and market considerations, overall financial performance, Company specific events and share price trends, an assessment of whether each relevant factor will impact the impairment test positively or negatively, and the magnitude of an such impact.

If a quantitative assessment is performed, a reporting unit’s fair value is compared to its carrying value. A reporting unit’s fair value is determined based upon consideration of various valuation methodologies, including the income approach, which utilizes projected future cash flows discounted at rates commensurate with the risks involved and multiples of current and future earnings. If the fair value of a reporting unit is less than its carrying amount, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized cannot exceed the total amount of goodwill allocated to that reporting unit.

For the year ended May 31, 2021 and the period from October 28, 2019 (inception) through May 31, 2020, the Company conducted its annual review of impairment of goodwill and intangible assets and no impairment was identified.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets are comprised of intangible assets and property and equipment. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An estimate of undiscounted future cash flows produced by the asset, or the appropriate grouping of assets, is compared to the carrying value to determine whether an impairment exists, pursuant to the provisions of FASB ASC 360-10 “Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of”. If an asset is determined to be impaired, the loss is measured based on quoted market prices in active markets, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including a discounted value of estimated future cash flows and fundamental analysis. The Company reports an asset to be disposed of at the lower of its carrying value or its estimated net realizable value. The Company did not record any impairment for the year ended May 31, 2021 and the period from October 28, 2019 (inception) through May 31, 2020, as there were no triggering events or changes in circumstances that indicate that the carrying amount of an asset may not be recoverable.

Income Taxes

Income Taxes

The Company files a consolidated income tax return for federal and most state purposes.

Management has determined that there are no uncertain tax positions that would require recognition in the consolidated financial statements. If the Company were to incur an income tax liability in the future, interest and penalties on any income tax liability would be reported as interest expense. Management’s conclusions regarding uncertain tax positions may be subject to review and adjustment at a later date based on ongoing analysis of tax laws, regulations, and interpretations thereof as well as other factors. Generally, federal, state, and local authorities may examine the Company’s tax returns for three to four years from the filing date and the current and prior three to four years remain subject to examination as of December 31, 2020 for the UL US Entities, January 31, 2020 for the Company and May 31, 2020 for Unique Logistics Holdings, Inc.,(“UL HI”), a Delaware corporation, formed on October 28, 2019, for the purpose of conducting a management buyout of three United States subsidiaries majority owned by Unique Logistics Holdings Ltd., a Hong Kong company (“UL HK”).

The Company uses the assets and liability method of accounting for deferred taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the balance sheet carrying amounts of existing assets and liabilities and their respective tax basis. As of November 30, 2021 and May 31, 2021, the Company recognized a deferred tax asset of $568,000 and $264,000, respectively, which is included in deposits and other assets on the condensed consolidated balance sheets. The Company regularly evaluates the need for a valuation allowance related to the deferred tax asset.

Income Taxes

The Company files a consolidated income tax return for federal and most state purposes.

Management has determined that there are no uncertain tax positions that would require recognition in the consolidated financial statements. If the Company were to incur an income tax liability in the future, interest and penalties on any income tax liability would be reported as interest expense. Management’s conclusions regarding uncertain tax positions may be subject to review and adjustment at a later date based on ongoing analysis of tax laws, regulations, and interpretations thereof as well as other factors. Generally, federal, state, and local authorities may examine the Company’s tax returns for three to four years from the filing date and the current and prior three to four years remain subject to examination as of December 31, 2020 for the UL US Entities, January 31, 2020 for the Company and May 31, 2020 for UL HI.

The Company uses the assets and liability method of accounting for deferred taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the balance sheet carrying amounts of existing assets and liabilities and their respective tax basis. As of May 31, 2021 and 2020, the Company recognized a deferred tax asset of $264,000 and $0, respectively, which is included in deposits and other assets on the consolidated balance sheets. The Company regularly evaluates the need for a valuation allowance related to the deferred tax asset. No valuation allowance was recorded at May 31, 2021.

In response to the COVID-19 pandemic, the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) was signed into law in March 2020. The CARES Act lifts certain deduction limitations originally imposed by the Tax Cuts and Jobs Act of 2017 (“2017 Tax Act”). Corporate taxpayers may carryback net operating losses (“NOLs”) originating between 2018 and 2020 for up to five years, which was not previously allowed under the 2017 Tax Act. The CARES Act also eliminates the 80% of taxable income limitations by allowing corporate entities to fully utilize NOL carryforwards to offset taxable income in 2018, 2019 or 2020. Taxpayers may generally deduct interest up to the sum of 50% of adjusted taxable income plus business interest income (30% limit under the 2017 Tax Act) for 2019 and 2020. The CARES Act allows taxpayers with alternative minimum tax credits to claim a refund in 2020 for the entire amount of the credits instead of recovering the credits through refunds over a period of years, as originally enacted by the 2017 Tax Act.

In addition, the CARES Act raises the corporate charitable deduction limit to 25% of taxable income and makes qualified improvement property generally eligible for 15-year cost-recovery and 100% bonus depreciation. The enactment of the CARES Act did not result in any material adjustments to the income tax provision.

Revenue Recognition

Revenue Recognition

During the period ended May 31, 2020, the Company adopted ASC 606, Revenue from Contracts with Customers. Under ASC 606, revenue is recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to receive in exchange for services. The Company recognizes revenue upon meeting each performance obligation based on the allocated amount of the total consideration of the contract to each specific performance obligation.

To determine revenue recognition, the Company applies the following five steps:

1.	Identify the contract(s) with a customer;
2.	Identify the performance obligations in the contract;
3.	Determine the transaction price;
4.	Allocate the transaction price to the performance obligations in the contract; and
5.	Recognize revenue as or when the performance obligation is satisfied.

Revenue is recognized as follows:

i.	Freight income - export sales

Freight income from the provision of air, ocean, and land freight forwarding services are recognized over time based on a relative transit time basis thru the sail or departure from origin port. The Company is the principal in these transactions and recognizes revenue on a gross basis.

ii.	Freight income - import sales

Freight income from the provision of air, ocean, and land freight forwarding services are recognized over time based on a relative transit time basis thru the delivery to the customer’s designated location. The Company is the principal in these transactions and recognizes revenue on a gross basis.

iii.	Customs brokerage and other service income

Customs brokerage and other service income from the provision of other services are recognized at the point in time the performance obligation is met.

The Company’s business practices require, for accurate and meaningful disclosure, that it recognizes revenue over time. The “over time” policy is the period from point of origin to arrival of the shipment at US Port of entry (or in the case when the customer requires delivery to a designated point, the arrival at that delivery point). This over time policy requires the Company to make significant judgements to recognize revenue over the estimated duration of time from port of origin to arrival at port of entry. The point in the process when the Company meets its obligation in the port of entry and the subsequent transfer of the goods to the customer is when the customer has the obligation to pay, has taken physical possession, has legal title, risk and awards (ownership) and has accepted the goods. The Company has elected to not disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied as of the end of the period as the Company’s contracts with its customers have an expected duration of one year or less.

The Company uses independent contractors and third-party carriers in the performance of its transportation services. The Company evaluates who controls the transportation services to determine whether its performance obligation is to transfer services to the customer or to arrange for services to be provided by another party. As discussed under ASC 606-10-55, the Company determined it acts as the principal for its transportation services performance obligation since it is in control of establishing the prices for the specified services, managing all aspects of the shipments process and assuming the risk of loss for delivery and collection.

Revenue billed prior to realization is recorded as contract liabilities on the consolidated balance sheets and contract costs incurred prior to revenue recognition are recorded as contract assets on the consolidated balance sheets.

Contract Assets

Contract assets represent amounts for which the Company has the right to consideration for the services provided while a shipment is still in-transit but for which it has not yet completed the performance obligation and has not yet invoiced the customer. Upon completion of the performance obligations, which can vary in duration based upon the method of transport and billing the customer, these amounts become classified within accounts receivable - trade.

Contract Liabilities

Contract liabilities represent the amount of obligation to transfer goods or services to a customer for which consideration has been received. There were no contract liabilities outstanding as of May 31, 2021 and 2020.

Disaggregation of Revenue from Contracts with Customers

The following table disaggregates gross revenue by significant geographic area for the year ended May 31, 2021 based on origin of shipment (imports) or destination of shipment (exports):

	For the Year ended May 31, 2021	For the Period October 28, 2019 (inception) Through May 31, 2020
China, Hong Kong & Taiwan	$186,932,382	$-
South East Asia	104,475,697	-
United States	31,452,041	-
India Sub-continent	28,164,102	-
Other	20,863,050	1,070,324
Total revenue	$371,887,272	$1,070,324

Segment Reporting

Segment Reporting

Based on the guidance provided by ASC Topic 280, Segment Reporting, management has determined that the Company currently operates in one geographical segment and consists of a single reporting unit given the similarities in economic characteristics between its operations and the common nature of its products, services and customers.

Segment Reporting

Based on the guidance provided by ASC Topic 280, Segment Reporting, management has determined that the Company operates in one segment and consists of one reporting unit given the similarities in economic characteristics between its operations and the common nature of its products, services and customers.

Earnings per Share

Earnings per Share

The Company adopted ASC 260, Earnings per share, guidance from the inception. Earnings per share (“EPS”) is the amount of earnings attributable to each share of common stock. For convenience, the term is used to refer to either earnings or loss per share. Basic EPS is computed by dividing income available to common stockholders (the numerator) by the weighted-average number of common shares outstanding, including warrants exercisable for less than a penny, (the denominator) during the period. Income available to common stockholders shall be computed by deducting both the dividends declared in the period on preferred stock (whether or not paid) and the dividends accumulated for the period on cumulative preferred stock (whether or not earned) from income from continuing operations (if that amount appears in the consolidated statements of operations) and also from net income. The computation of diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued during the period to reflect the potential dilution that could occur from common shares issuable through contingent shares issuance arrangement, stock options or warrants.

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net income attributable to common stockholders per common share.

	For the Three Months Ended
	November 30, 2021	November 30, 2020
Numerator:
Net income attributable to common stockholders	$4,488,225	1,397,183
Effect of dilutive securities:	391,035	175,356

Diluted net income	$4,879,260	$1,572,539

Denominator:
Weighted average common shares outstanding – basic	1,764,049,961	1,393,560,488

Dilutive securities (a):
Series A Preferred	1,316,157,000	1,177,041,100
Series B Preferred	5,499,034,800	5,499,034,800
Convertible notes	2,320,223,646	1,236,932,052
Warrants	-	-

Weighted average common shares outstanding and assumed conversion – diluted	10,899,465,407	9,306,568,440

Basic net income per common share	$0.00	$0.00

Diluted net income per common share	$0.00	$0.00

(a) - Anti-dilutive securities excluded:	-	-

	For the Six Months Ended
	November 30, 2021	November 30, 2020
Numerator:
Net income attributable to common stockholders	$6,511,641	823,046
Effect of dilutive securities:	776,515	175,356

Diluted net income	$7,288,156	$998,402

Denominator:
Weighted average common shares outstanding – basic	1,687,489,133	1,308,705,539

Dilutive securities (a):
Series A Preferred	1,316,157,000	1,177,041,100
Series B Preferred	5,499,034,800	5,499,034,800
Convertible notes	2,320,223,646	1,236,932,052
Warrants	-	-

Weighted average common shares outstanding and assumed conversion – diluted	10,822,904,579	9,221,713,491

Basic net income per common share	$0.00	$0.00

Diluted net income per common share	$0.00	$0.00

(a) - Anti-dilutive securities excluded:	-	-

Earnings per Share

Earnings per share (“EPS”) is the amount of earnings attributable to each share of common stock. For convenience, the term is used to refer to either earnings or loss per share. EPS is computed pursuant to Section 260-10-45 of the FASB ASC. Pursuant to ASC Paragraphs 260-10-45-10 through 260-10-45-16, basic EPS shall be computed by dividing income available to common stockholders (the numerator) by the weighted-average number of common shares outstanding, including warrants exercisable for less than a penny, (the denominator) during the period. Income available to common stockholders shall be computed by deducting both the dividends declared in the period on preferred stock (whether or not paid) and the dividends accumulated for the period on cumulative preferred stock (whether or not earned) from income from continuing operations (if that amount appears in the consolidated statements of operations) and also from net income. The computation of diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued during the period to reflect the potential dilution that could occur from common shares issuable through contingent shares issuance arrangement, stock options or warrants.

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net income attributable to common stockholders per common share.

For the Year Ended May 31, 2021
Numerator:
Net income	$1,725,497
Effect of dilutive securities	1,350,389

Diluted net income	$3,075,886

Denominator:
Weighted average common shares outstanding – basic	1,408,941,722

Dilutive securities (a):
Series A Preferred	1,316,157,000
Series B Preferred	5,499,034,800
Convertible notes	1,806,230,539

Weighted average common shares outstanding and assumed conversion – diluted	10,030,364,061

Basic net income per common share	$0.00

Diluted net income per common share	$0.00

(a) - Anti-dilutive securities excluded:	-

The Company did not have dilutive securities for the period October 28, 2019 (inception) through May 31, 2020.

Leases

Leases

In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-02 “Leases” (Topic 842) which amended guidance for lease arrangements to increase transparency and comparability by providing additional information to users of financial statements regarding an entity’s leasing activities. Subsequent to the issuance of Topic 842, the FASB clarified the guidance through several ASUs; hereinafter the collection of lease guidance is referred to as ASC 842. The revised guidance seeks to achieve this objective by requiring reporting entities to recognize lease assets and lease liabilities on the balance sheet for substantially all lease arrangements.

During the period ended May 31, 2020, the Company adopted ASC 842 upon inception and recognized a right of use (“ROU”) asset and liability in the consolidated balance sheet in the amount of $4,770,280 related to the operating lease for office and warehouse space.

For leases in which the acquiree is a lessee, the Company shall measure the lease liability at the present value of the remaining lease payments, as if the acquired lease were a new lease of the Company at the acquisition date. The Company shall measure the right-of-use asset at the same amount as the lease liability as adjusted to reflect favorable and unfavorable terms of the lease when compared with market terms. The values of the leases acquired in the business acquisition discussed in Note 2 were representative of fair value at the acquisition date and no favorable or unfavorable terms were noted.

The Company adopted the package of practical expedients that allows it to (i) not reassess whether an arrangement contains a lease, (ii) carry forward its lease classification as operating or capital leases, (iii) not to apply the recognition requirements in ASC 842 to short-term leases, (iv) not record a right of use asset or right of use liability for leases with an asset or liability balance that would be considered immaterial. and (v) not reassess its previously recorded initial direct costs. In addition, the Company elected the practical expedient to not separate lease and non-lease components, and therefore both components are accounted for and recognized as lease components.

The Company determines if an arrangement is a lease at inception. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. All ROU assets and lease liabilities are recognized at the commencement date at the present value of lease payments over the lease term. ROU assets are adjusted for lease incentives and initial direct costs. The lease term includes renewal options exercisable at the Company’s sole discretion when the Company is reasonably certain to exercise that option. As the Company’s leases generally do not have an implicit rate, the Company uses an estimated incremental borrowing rate based on borrowing rates available to them at the commencement date to determine the present value. Certain of our leases include variable payments, which may vary based upon changes in facts or circumstances after the start of the lease. The Company excludes variable payments from ROU assets and lease liabilities, to the extent not considered fixed, and instead expenses variable payments as incurred. Lease expense is recognized on a straight-line basis over the lease term and is included in rent and occupancy expenses in the consolidated statements of operations.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, “Compensation – Stock Compensation” (“ASC 718”), which establishes financial accounting and reporting standards for stock-based employee compensation. It defines a fair value-based method of accounting for an employee stock option or similar equity instrument. The Company accounts for compensation cost for stock option plans in accordance with ASC 718.

The Company recognizes all forms of share-based payments, including stock option grants, warrants and restricted stock grants, at their fair value on the grant date, which are based on the estimated number of awards that are ultimately expected to vest.

Share-based payments, excluding restricted stock, are valued using a Black-Scholes option pricing model. Grants of share-based payment awards issued to non-employees for services rendered have been recorded at the fair value of the share-based payment, which is the more readily determinable value. The grants are amortized on a straight-line basis over the requisite service periods, which is generally the vesting period. If an award is granted, but vesting does not occur, any previously recognized compensation cost is reversed in the period related to the termination of service. Stock-based compensation expenses are included in costs and operating expenses depending on the nature of the services provided in the consolidated statements of operations.

For the year ended May 31, 2021, share-based compensation amounted to $91,666 for services provided. The Company did not record share-based compensation for the period October 28, 2019 (inception) through May 31, 2020.

Advertising and Marketing

Advertising and Marketing

All costs associated with advertising and marketing of the Company products are expensed during the period when the activities take place and are included in selling and promotion on the consolidated statements of operations.

Convertible Debt

Convertible Debt

The Company accounts for Convertible Debt based on the guidance in ASC 470, “Debt with Conversion and Other Options” (“ASC 470”). As such all convertible debt instruments that separated into debt and an equity component based on the beneficial conversion feature (“BCF”) amount determined on the in-the-money amount of the conversion option. BCF is recorded in additional paid -in – capital with corresponding discount on the debt liability amortized to interest expense over the life of the debt instrument. There is no subsequent remeasurement of the amount recorded in equity while discount is amortized in the same manner as nonconvertible debt. See Note 7, Financing Arrangements for Convertible Notes outstanding and the associated unamortized discounts

Sequencing Policy

Sequencing Policy

Under ASC 815-40-35, “Derivatives and Hedging – Contracts in Entity’s Own Equity” (“ASC 815”), the Company has adopted a sequencing policy whereby, in the event that reclassification of contracts from equity to assets or liabilities is necessary pursuant to ASC 815 due to the Company’s inability to demonstrate it has sufficient authorized shares as a result of certain securities with a potentially indeterminable number of shares, shares will be allocated on the basis of the earliest issuance date of potentially dilutive instruments, with the earliest grants receiving the first allocation of shares. Pursuant to ASC 815, issuance of securities to the Company’s employees or directors are not subject to the sequencing policy.

Reclassifications		Reclassifications Certain prior period amounts have been reclassified to conform to the current year’s presentation.
Adoption of Recent Accounting Standards

Adoption of Recent Accounting Standards

In October 2016, the FASB issued ASU 2016-16, “Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other than Inventory”, which eliminates the exception that prohibits the recognition of current and deferred income tax effects for intra-entity transfers of assets other than inventory until the asset has been sold to an outside party. The updated guidance is effective for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption of the update is permitted. The Company adopted the new standard on June 1, 2020. The adoption of the new standard did not have a significant impact on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, that simplifies the subsequent measurement of goodwill by eliminating Step 2 of the goodwill impairment test. The Step 2 test requires an entity to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, an entity will record an impairment charge based on the excess of a reporting unit’s carrying value over its fair value determined in Step 1. This update also eliminates the qualitative assessment requirements for a reporting unit with zero or negative carrying value. The Company adopted the standard upon its inception.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. This update is to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by U.S. GAAP that is most important to users of each entity’s financial statements. The amendments in this update apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Company adopted this standard on June 1, 2020 and the adoption of the new standard did not have a significant impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, and has subsequently issued several amendments (collectively, “ASU 2016-13”). ASU 2106-13 adds to U.S. GAAP an impairment model (known as the current expected credit loss model) that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes as an allowance its estimate of expected credit losses. ASU 2016-13 will be effective for smaller reporting companies for fiscal years beginning after December 15, 2022. Earlier application is permitted only for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is currently evaluating the potential impact of this standard on its consolidated financial statements.

In December 2019, the FASB issued authoritative guidance intended to simplify the accounting for income taxes (ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”). This guidance eliminates certain exceptions to the general approach to the income tax accounting model and adds new guidance to reduce the complexity in accounting for income taxes. This guidance is effective for annual periods after December 15, 2020, including interim periods within those annual periods. The Company is currently evaluating the potential impact of this guidance on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt—”Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”. This ASU amends the guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity, and also improves and amends the related EPS guidance for both Subtopics. The ASU will be effective for annual reporting periods after December 15, 2021 and interim periods within those annual periods and early adoption is permitted. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

Revenue Recognition

Revenue Recognition

The Company adopted ASC 606, Revenue from Contracts with Customers. Under ASC 606, revenue is recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to receive in exchange for services. The Company recognizes revenue upon meeting each performance obligation based on the allocated amount of the total consideration of the contract to each specific performance obligation.

To determine revenue recognition, the Company applies the following five steps:

1.	Identify the contract(s) with a customer;
2.	Identify the performance obligations in the contract;
3.	Determine the transaction price;
4.	Allocate the transaction price to the performance obligations in the contract; and
5.	Recognize revenue as or when the performance obligation is satisfied.

Revenue is recognized as follows:

i.	Freight income - export sales

Freight income from the provision of air, ocean, and land freight forwarding services are recognized over time based on a relative transit time basis thru the sail or departure from origin port. The Company is the principal in these transactions and recognizes revenue on a gross basis.

ii.	Freight income - import sales

Freight income from the provision of air, ocean, and land freight forwarding services are recognized over time based on a relative transit time basis thru the delivery to the customer’s designated location. The Company is the principal in these transactions and recognizes revenue on a gross basis.

iii.	Customs brokerage and other service income

Customs brokerage and other service income from the provision of other services are recognized at the point in time the performance obligation is met.

The Company’s business practices require, for accurate and meaningful disclosure, that it recognizes revenue over time. The “over time” policy is the period from point of origin to arrival of the shipment at US Port of entry (or in the case when the customer requires delivery to a designated point, the arrival at that delivery point). This over time policy requires the Company to make significant judgements to recognize revenue over the estimated duration of time from port of origin to arrival at port of entry. The point in the process when the Company meets its obligation in the port of entry and the subsequent transfer of the goods to the customer is when the customer has the obligation to pay, has taken physical possession, has legal title, risk and awards (ownership) and has accepted the goods. The Company has elected to not disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied as of the end of the period as the Company’s contracts with its customers have an expected duration of one year or less.

The Company uses independent contractors and third-party carriers in the performance of its transportation services. The Company evaluates who controls the transportation services to determine whether its performance obligation is to transfer services to the customer or to arrange for services to be provided by another party. The Company determined it acts as the principal for its transportation services performance obligation since it is in control of establishing the prices for the specified services, managing all aspects of the shipments process and assuming the risk of loss for delivery and collection.

Revenue billed prior to realization is recorded as contract liabilities on the condensed consolidated balance sheets and contract costs incurred prior to revenue recognition are recorded as contract assets on the condensed consolidated balance sheets.

Contract Assets

Contract assets represent amounts for which the Company has the right to consideration for the services provided while a shipment is still in-transit but for which it has not yet completed the performance obligation and has not yet invoiced the customer. Upon completion of the performance obligations, which can vary in duration based upon the method of transport and billing the customer, these amounts become classified within accounts receivable - trade.

Contract Liabilities

Contract liabilities represent the amount of obligation to transfer goods or services to a customer for which consideration has been received.

Significant Changes in Contract Asset and Contract Liability Balances for the six months ended November 30, 2021:

	Contract Assets Increase (Decrease)	Contract Liabilities (Increase) Decrease

Reclassification of the beginning contract liabilities to revenue, as the result of performance obligation satisfied	$-	$-
Cash Received in advance and not recognized as revenue	-	(20,331,879)
Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(11,003,081)	-
Contract assets recognized, net reclassification to receivables	37,584,026	-
Net Change	$26,580,945	$(20,331,879)

Disaggregation of Revenue from Contracts with Customers

The following table disaggregates gross revenue by significant geographic area for the three and six months ended November 30, 2021 and 2020 based on origin of shipment (imports) or destination of shipment (exports):

	For the Three Months Ended November 30, 2021	For the Three Months Ended November 30, 2020
China, Hong Kong & Taiwan	$125,312,137	$58,742,573
Southeast Asia	164,883,397	40,546,168
United States	16,212,165	14,946,011
India Sub-continent	78,801,261	6,370,739
Other	20,221,729	4,033,929
Total revenue	$405,430,689	$124,639,420

	For the Six Months Ended November 30, 2021	For the Six Months Ended November 30, 2020
China, Hong Kong & Taiwan	$203,417,446	$95,051,241
Southeast Asia	240,260,018	49,678,000
United States	23,204,268	20,223,652
India Sub-continent	99,449,575	10,386,329
Other	28,871,242	6,715,465
Total revenue	$595,202,549	$182,054,687